PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of September 30, 2022 and March 31, 2022:

	September 30, 2022	March 31, 2022
	(unaudited)
Land	$140,000	$140,000
Buildings	236,000	236,000
Machinery and equipment	1,167,468	278,116
Total property and equipment	1,543,468	654,116
Accumulated depreciation and impairment	(112,183)	(57,652)
Property and equipment, net	$1,431,285	$596,464

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021

Land	$140,000	$140,000
Buildings	236,000	236,000
Machinery and equipment	278,116	261,116
Total property and equipment	654,116	637,116
Accumulated depreciation and impairment	(57,652)	(24,214)
Property and equipment, net	$596,464	$612,902